Net (loss)/earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net (loss)/profit	$ (42,939,001)	$ (12,490,335)	$ 3,747,932
Denominator:
Weighted average number of shares outstanding (in shares)	32,837,866	33,441,879	30,141,891
Net (Loss)/Earnings per share, basic and diluted (in dollars per share)	$ (1.31)	$ (0.37)	$ 0.12